Equity Method Investments - Narrative (Details)	12 Months Ended						6 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Equity method investees USD ($)	Dec. 31, 2012 Equity method investees USD ($)	Dec. 31, 2011 Equity method investees USD ($)	Dec. 31, 2012 Danone Chiquita Fruits SAS USD ($)	Dec. 31, 2013 Danone Chiquita Fruits SAS USD ($)	Dec. 31, 2013 Danone Chiquita Fruits SAS EUR (€)	Dec. 31, 2011 Danone Chiquita Fruits SAS USD ($)	Dec. 31, 2011 Danone Chiquita Fruits SAS EUR (€)
Schedule of Equity Method Investments
Impairment of the company's equity method investment in Danone JV and related assets							$ 32,000,000
Total contributions to the equity method investment	18,422,000	0	4,845,000					18,000,000	14,000,000	5,000,000	3,000,000
Earnings (losses) from equity method investments	258,000	(33,433,000)	(6,314,000)
Equity method investment in affiliates	1,000,000	1,000,000
Sales by Chiquita to equity method investees				0	0	0
Purchases by Chiquita from equity method investees				$ 14,000,000	$ 13,000,000	$ 14,000,000